Bank Borrowings	12 Months Ended
Jun. 30, 2024
Bank Borrowings [Abstract]
BANK BORROWINGS

NOTE 11 – BANK BORROWINGS

The Company’s total bank borrowings are as following:

		June 30, 2024
No.		Principal Amount	Annual Interest Rate	Contract term
		$
(1)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	203,457	3.500%	2024/03/18-2027/03/18
(2)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	771,735	3.500%	2024/03/19-2027/03/19
(3)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	736,656	3.500%	2024/03/19-2027/03/19
(4)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	701,577	3.800%	2024/03/20-2027/03/20
(5)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	63,142	3.800%	2024/03/21-2027/03/20
(6)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	105,237	3.800%	2024/03/21-2027/03/20
(7)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	505,136	3.500%	2024/03/21-2027/03/20
(8)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	701,577	3.500%	2024/03/21-2027/03/20
(9)	Jiangyin Rural Commercial Bank	1,403,154	3.650%	2024/03/04-2025/03/03
(10)	China Merchants Bank Co., Ltd.	378,852	4.930%	2024/04/02-2024/10/2
(11)	Jiangsu Bank Co., Ltd.	420,946	4.350%	2024/05/30-2025/05/29
(12)	Jiangsu Bank Co., Ltd.	701,577	3.600%	2024/06/18-2025/06/17
(13)	Jiangyin Rural Commercial Bank	841,893	3.650%	2024/05/15-2025/05/13
(14)	Jiangyin Rural Commercial Bank	1,403,154	3.650%	2024/03/6-2025/03/5
(15)	Jiangyin Rural Commercial Bank	1,683,785	3.650%	2024/05/14-2025/05/12
(16)	Bank of Hangzhou Co., Ltd	29,467	9.832%	2024/04/1-2026/03/27
(17)	Shenzhen Qianhai Webank	12,628	9.832%	2024/04/1-2026/03/27
	Total bank borrowings	10,663,973
	Less: current portion	6,857,415
	Bank borrowings - non current	$3,806,557

		June 30, 2023
	Principal Amount	Annual Interest Rate	Contract term
	$
Jiangsu Suzhou Rural Commercial Bank Co., Ltd	$1,390,849	3.500%	2023/04/04-2024/04/04
Jiangsu Suzhou Rural Commercial Bank Co., Ltd	1,487,725	3.500%	2023/03/30-2024/03/30
Jiangsu Suzhou Rural Commercial Bank Co., Ltd	858,036	3.800%	2023/03/30-2024/03/30
Jiangyin Rural Commercial Bank	1,383,930	3.800%	2023/03/06-2024/03/05
Shenzhen Qianhai Webank	297,545	9.828%	2023/06/08-2025/06/28
Jiangyin Rural Commercial Bank	830,358	3.800%	2023/05/22-2024/05/21
Rural commercial Bank	1,383,930	3.800%	2023/03/09-2024/03/08
Rural commercial Bank	1,660,716	3.800%	2023/05/18-2024/05/17
Bank of Jiangsu	546,652	4.150%	2022/09/28-2023/09/27
Shenzhen Qianhai Webank	138,393	10.069%	2023/06/27-2023/08/08
Total bank borrowings	9,978,134
Less: current portion	(9,680,589)
Bank borrowings - non current	$297,545

(1)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million (approximately $300,000) and RMB 27.7 million (approximately $3.89 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB1.45 million (US$203,457) on March 18, 2024. This loan will mature on March 18, 2027.

(2)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million (approximately $300,000) and RMB 27.7 million (approximately $3.89 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5.50 million ($711,735) on March 19, 2024. This loan will mature on March 19, 2027.

(3)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million (approximately $300,000) and RMB 27.7 million (approximately $3.89 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5.25 million ($736,656) on March 19, 2024%. This loan will mature on March 19, 2027.

(4)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million (approximately $300,000) and RMB 27.7 million (approximately $3.89 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB5 million ($701,577) on March 20, 2024. This loan will mature on March 20, 2027.

(5)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million (approximately $300,000) and RMB 27.7 million (approximately $3.89 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB 0.45 million ($63,142) on March 21, 2024. This loan will mature on March 20, 2027.

(6)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million (approximately $300,000) and RMB 27.7 million (approximately $3.89 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB 0.75 million ($105,237) on March 21, 2024. This loan will mature on March 20, 2027.

(7)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million (approxilately$300,000) and RMB 27.7 million (approximately$3.89 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB 3.6 million ($505,136) on March 21, 2024. This loan will mature on March 20, 2027.

(8)	On December 30, 2021, Suzhou Deji entered into two credit facilities of RMB 2.1 million (approximately $300,000) and RMB 27.7 million (approximately $3.89 million) with Jiangsu Suzhou Rural Commercial Bank to finance its working capital requirements. Suzhou Deji drew RMB 5million ($701,577) on March 21, 2024. This loan will mature on March 20, 2027.

(9)	On March 4, 2024, Li Bang Kitchen Appliance obtained a working capital loan of RMB10 million (approximately $1.4 million) from Jiangyin Rural Commercial Bank and a maturity date of March 3, 2025. The loan was guaranteed by Mr. Huang Feng and Ms. Li Funa.

(10)	On April 2, 2024, Li Bang Kitchen Appliance obtained a working capital loan of RMB2.7 million ($378,852) from China Merchants Bank Co., Ltd. and a maturity date of October 2, 2024. On September 23, 2024, Li Bang Kitchen Appliance extended the loan with a new maturity date of March 23, 2025.

(11)	On May 30, 2024, Li Bang Kitchen Appliance obtained a working capital loan of RMB3 million ($420,946) from Jiangsu Bank Co., Ltd., and a maturity date of May 29, 2025.

(12)	On June 18, 2024, Li Bang Kitchen Appliance obtained a working capital loan of RMB5 million ($701,577) from Jiangsu Bank Co., Ltd., and a maturity date of June 17, 2025. The loan was collateralized by real estate, land use rights and patents.

(13)	On May 15, 2024, Wuxi Libang obtained a working capital loan of 6 million yuan ($841,893) from Jiangyin Rural Commercial Bank and due on May 13, 2025. The loan was guaranteed by Mr. Huang Feng and collateralized by real estate and land use rights.

(14)	On March 6, 2024, Wuxi Libang obtained a working capital loan of 10 million yuan (approximately $1.4 million) from Jiangyin Rural Commercial Bank and due on March 5, 2025. The loan was guaranteed by Mr. Huang Feng and Ms. Li Funa.

(15)	On May 14, 2024, Wuxi Libang obtained a working capital loan of 12 million yuan (approximately $1.7 million) from Jiangyin Rural Commercial Bank and due on May 12, 2025. The loan was collateralized by real estate and land use rights.

(16)	On April 1, 2024, Wuxi Libang obtained a working capital loan from the Bank of Hangzhou, for RMB 210,000 ($29,467) and a maturity date of March 27, 2026.

(17)	On April 1, 2024, Wuxi Libang obtained a working capital loan from Shenzhen Qianhai Webank, for RMB 90,000 ($29,467) and a maturity date of March 27, 2026.